INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in affiliated companies

A. Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2020	2019
Bringg (*)	700	1,562
Lumax	208	104
	908	1,666

(*)	Bringg Delivery Technologies Ltd ("Bringg"). is an Israeli start-up company developing solutions for management of mobile/field workforce.